Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000239677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000239677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000239677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000239677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000239677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000239677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000239677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000239677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000239677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000239677 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234252 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000234252 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234252 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000234252 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234252 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000234252 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234252 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234252 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234252 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234252 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%